Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
20.
SUBSEQUENT EVENTS

Dividends

On November 6, 2024, the Board of Directors has approved a dividend of US$1.15 per ADS (or US$0.2875 per ordinary share) for fiscal year 2024, which was paid in March, 2025.

Potential change in controlling shareholder

On February 20,2025, Yun Chen, the controlling shareholder of the Company, entered into a share sale and purchase agreement (the “Share Sale and Purchase Agreement”) with CARTECH HOLDING COMPANY, a subsidiary of Haier Group Corporation (the “Purchaser”). Pursuant to the Share Sale and Purchase Agreement, Yun Chen has agreed to sell, and the Purchaser has agreed to acquire, 200,884,012 ordinary shares of the Company, representing 41.91% of the issued and outstanding ordinary shares of the Company as of December 31, 2024, at a consideration of approximately US$1.8 billion (the “Share Transfer”).

The Share Transfer shall be completed upon satisfaction of the conditions precedent set out in the Share Sale and Purchase Agreement, including, without limitation, obtaining the necessary regulatory approvals. Upon the completion of the Share Transfer, Yun Chen will hold 23,916,500 ordinary shares of the Company, and Yun Chen will cease to be the controlling shareholder of the Company.